Other Receivables (Details) - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Other Receivables
Royalty receivables	$ 20,584	$ 5,760
Interest receivables	1,093	634
Loans and current accounts* (net of allowance of $nil as of both December 31, 2023 and 2022)	30,489	27,993
Bank Loans	6,850	0
Indemnification asset	6,756	6,756
Other	2,011	2,359
Total	67,783	43,502
net of allowance	$ 0	$ 0